CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
CONSOLIDATED BALANCE SHEETS
Short-term investments, fair value measured investments | ¥	¥ 5,908,915		¥ 3,533,370
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, share authorized	10,000,000,000		10,000,000,000
Ordinary shares, shares issued	795,528,169		810,339,182
Ordinary shares, shares outstanding	790,812,316		798,622,719
Treasury shares, at cost	1,801,637		7,774,535